General Information (The Fifteenth Meeting of the Seventh Term of Board of Directors) (Details) - shares shares in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General information [line items]
Total shares of the Company	10,823,814	10,823,814	10,823,814
Sinopec Shanghai Petrochemical Company Limited ("the Company") [member]
General information [line items]
Total shares of the Company	10,823,814